As filed with the Securities and Exchange Commission on October 15, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

(Check appropriate box or boxes)

PUTNAM ARIZONA TAX EXEMPT INCOME FUND

(Registration No. 33- 37992; 811-06258)

PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND

(Registration No. 33-32550; 811-05977)

(Exact name of registrants as specified in charter)

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

(Check appropriate box or boxes)

PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND

Registration No. 33-5416; 811-04518

PUTNAM MICHIGAN TAX EXEMPT INCOME FUND

Registration No. 33-8923; 811-04529

PUTNAM MINNESOTA TAX EXEMPT INCOME FUND

Registration No. 33-8916; 811-04527

PUTNAM OHIO TAX EXEMPT INCOME FUND

Registration No. 33-8924; 811-04528

(Exact name of registrants as specified in charter)

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

(Check appropriate box or boxes)

PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

(Registration No. 33-28321; 811-05802)

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrants’ Telephone Number, including Area Code (617) 292-1000

It is proposed that this filing will become effective

(check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM ARIZONA TAX EXEMPT INCOME FUND

PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND

PUTNAM MICHIGAN TAX EXEMPT INCOME FUND

PUTNAM MINNESOTA TAX EXEMPT INCOME FUND

PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND

PUTNAM OHIO TAX EXEMPT INCOME FUND

PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each of the Registrants certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of October, 2014.

PUTNAM ARIZONA TAX EXEMPT INCOME FUND

PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND

PUTNAM MICHIGAN TAX EXEMPT INCOME FUND

PUTNAM MINNESOTA TAX EXEMPT INCOME FUND

PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND

PUTNAM OHIO TAX EXEMPT INCOME FUND

PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statements of Putnam Arizona Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund has been signed on its behalf by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter**	Chair, Board of Trustees

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed **	Trustee

Ravi Akhoury**	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

Katinka Domotorffy**	Trustee

John A. Hill**	Trustee

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact October 15, 2014
** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 25 to the Arizona and New Jersey funds’ Registration Statement on September 28, 2012.
** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 34 to the Massachusetts, Michigan, Minnesota and Ohio funds’ Registration Statement on September 28, 2012.
** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 27 to the Pennsylvania fund’s Registration Statement on September 28, 2012.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def